Schedule of Property, Equipment and Leasehold Improvement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement		¥ 103,791	¥ 107,581
Less: accumulated depreciation		(91,721)	(91,090)
Property, equipment and leasehold improvement, net	$ 1,726	12,070	16,491
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement		83,898	87,232
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement		2,226	2,851
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement		¥ 17,667	¥ 17,498